Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basis for Income Per Share Computations

The following table presents the basis of the income per share computation:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Numerator for basic and diluted income per share:
Income from continuing operations	$66,508	$74,432	$104,734
Less: Net loss attributable to noncontrolling interest	(24)	—	—

Income from continuing operations attribuable to Belden stockholders	66,532	74,432	104,734
Income (loss) from discontinued operations, net of tax, attributable to Belden stockholders	(242)	579	(1,421)
Loss from disposal of discontinued operations, net of tax, attributable to Belden stockholders	(86)	(562)	—

Net income attributable to Belden stockholders	$66,204	$74,449	$103,313

Denominator:
Weighted average shares outstanding, basic	42,390	43,273	43,871
Effect of dilutive common stock equivalents	563	724	866

Weighted average shares outstanding, diluted	42,953	43,997	44,737